Shareholders' Equity	12 Months Ended
Mar. 31, 2017
Equity [Abstract]
Shareholders’ Equity

9. Shareholders’ Equity

As of March 31, 2017, the following ordinary shares were reserved for future issuance under the 2015 Plan, Historical Plans and ESPP (as defined below in Note 10):

As of March 31,
2017
Options outstanding under share option plans	8,681,261
Unvested restricted share units	28,086
Options and awards available for future grant under the 2015 Plan	6,420,116
Shares reserved for issuance under ESPP	1,100,000
Total authorized ordinary shares reserved for future issuance	16,229,463